Note 1 Organization and Summary of Significant Accounting Policies: (j) Stock Based Compensation (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 25, 2014
Common Stock | Various Employees
Shares issued as compensation for services rendered	60,000
Shares issued as compensation for services rendered, value	$ 95,400
Warrant
Allocated Share-based Compensation Expense	1,666,952
Warrant | Subscriptions
Warrants, Issued	3,230,000
Fair Value of Warrants	6,643,981
Debt Instrument, Maturity Date	Jun. 30, 2015
Allocated Share-based Compensation Expense	1,666,952
Warrant | Convertible Note Financing
Warrants, Issued	297,832
Derivative Liability	$ 232,390	$ 195,927